Note 34 Fee and commission income (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Fee and commission income [Line Items]
Bills receivables	€ 10	€ 13
Demand Account	150	165
Credit and Debit Cards	3,273	1,968
Checks	86	89
Transfers and other payment orders	455	422
Insurance product commissions	224	180
Loan commitments given fee and commission income	169	139
Other Commitments And Financial Guarantees Given	258	225
Portfolio and other management fee income	793	670
Brokerage fee income	184	148
Custody securities income	105	100
Other fee and commission income	441	379
Fee and commission income	€ 6,149	€ 4,498